Investments in joint ventures and associates - Disclosure of share of net assets, joint ventures and associates (Details) - GBP (£) £ in Millions		12 Months Ended
	Oct. 07, 2022	Mar. 31, 2024	Mar. 31, 2023
Disclosure of joint ventures [line items]
Share of net assets, beginning balance		£ 1,300	£ 1,238
Exchange adjustments		(31)	72
Additions		332	197
Share of post-tax results for the year		37	171
Share of other comprehensive income of associates, net of tax		0	1
Dividends received		(167)	(182)
Disposals		(1)	(167)
Other movements		(50)	(30)
Share of net assets, ending balance		1,420	1,300
Joint ventures
Disclosure of joint ventures [line items]
Share of net assets, beginning balance		1,146	961
Exchange adjustments		(28)	52
Additions		319	157
Share of post-tax results for the year		28	162
Share of other comprehensive income of associates, net of tax		0	0
Dividends received		(152)	(152)
Disposals		0	0
Other movements		(51)	(34)
Share of net assets, ending balance		1,262	1,146
Associates
Disclosure of joint ventures [line items]
Share of net assets, beginning balance		154	277
Exchange adjustments		(3)	20
Additions		13	40
Share of post-tax results for the year		9	9
Share of other comprehensive income of associates, net of tax		0	1
Dividends received		(15)	(30)
Disposals		(1)	(167)
Other movements		1	4
Share of net assets, ending balance		£ 158	£ 154
Millennium Pipeline Company, LLC
Disclosure of joint ventures [line items]
Proportion of ownership interest disposed	26.25%